Deferred Tax Assets and Liabilities - Summary of Change in Net Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Deferred Taxes [line items]
Beginning balance	$ (11,648)
Recognized in profit or loss	19
Recognized in other comprehensive income	107	$ 130	$ (134)
Acquisitions through business combinations	(18)
Reclassified as held for sale	363
Other movements and effect of changes in foreign exchange rates	70
Ending balance	(11,105)	(11,648)
As Restated [member]
Disclosure Of Deferred Taxes [line items]
Beginning balance	$ (11,648)	(11,857)	(13,442)
Recognized in profit or loss		95	1,929
Recognized in other comprehensive income		(130)	(134)
Acquisitions through business combinations		(23)	(74)
Other movements and effect of changes in foreign exchange rates		267	(136)
Ending balance		$ (11,648)	$ (11,857)